Income Tax - Schedule of Reconciliation of the Actual Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Reconciliation of the Actual Income Tax Expense [Abstract]
(Income)/loss before income tax	¥ 42,353	$ 5,912	¥ (4,795)
Expected taxation at PRC statutory tax rate	(10,588)		1,199
Parent-subsidiary tax rate differential	9,285
Effect of tax rate differences	(61)		(1,496)
Additional deduction for R&D expenses	(383)		(530)
Impact of tax rate change on deferred taxes	2,602		1,049
Non-deductible expenses	18		8
Prior year income tax differences	2
Change in valuation allowance	427		2,382
Total	¥ 1,302	$ 182	¥ 2,612